Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
A summary of the changes in accumulated other comprehensive income (loss) by component for the dates indicated is as follows:

	Year Ended December 31,
	2014			2013
	Gains (Losses) on Cash Flow Hedges	Unrealized Gains (Losses) on Available- for-Sale Securities	Total	Gains (Losses) on Cash Flow Hedges	Unrealized Gains (Losses) on Available- for-Sale Securities	Total
	(Dollars in thousands)
Beginning balance	$(780)	$(1,058)	$(1,838)	$(1,309)	$3,673	$2,364
Other comprehensive income (loss) before reclassification	17	2,412	2,429	529	(4,257)	(3,728)
Amounts reclassified from accumulated other comprehensive income (loss)	—	(69)	(69)	—	(474)	(474)
Net current period other comprehensive income (loss)	17	2,343	2,360	529	(4,731)	(4,202)
Ending balance	$(763)	$1,285	$522	$(780)	$(1,058)	$(1,838)

A summary of the reclassifications out of accumulated other comprehensive income (loss) for the date indicated is as follows:

	Year ended December 31,
	2014	2013
Details about Accumulated Other Comprehensive Income (Loss) Components	Amount Reclassified from Accumulated Other Comprehensive Income (Loss)	Amount Reclassified from Accumulated Other Comprehensive Income (Loss)
	(Dollars in thousands)
Unrealized gains and losses on available-for-sale securities:
Net gains on securities	$105	$718
Income tax expense	(36)	(244)
Net of tax	$69	$474